Earnings per share	12 Months Ended
Dec. 31, 2018
Earnings per share [abstract]
Earnings per share

Note 10	Earnings per share
The following table shows the components used in the calculation of basic and diluted earnings per common share for earnings attributable to common shareholders.

FOR THE YEAR ENDED DECEMBER 31	2018	2017
Net earnings attributable to common shareholders - basic	2,785	2,866
Dividends declared per common share (in dollars)	3.02	2.87

Weighted average number of common shares outstanding (in millions)
Weighted average number of common shares outstanding - basic	898.6	894.3
Assumed exercise of stock options(1)	0.3	0.6

Weighted average number of common shares outstanding - diluted (in millions)	898.9	894.9

(1)
The calculation of the assumed exercise of stock options includes the effect of the average unrecognized future compensation cost of dilutive options. It excludes options for which the exercise price is higher than the average market value of a BCE common share. The number of excluded options was 12,252,594 in 2018 and 3,031,125 in 2017.